SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details) - $ / shares	May 10, 2022	Sep. 30, 2022	Apr. 08, 2022
April notes
Class of Warrant or Right
Number of common shares to be acquired on exercise of warrants		12,577	12,577
Warrants exercise price		$ 122.00	$ 122
July 22 notes | Securities Purchase Agreement
Class of Warrant or Right
Number of common shares to be acquired on exercise of warrants		41,124
Warrants exercise price		$ 15.20
July 28 notes | Securities Purchase Agreement
Class of Warrant or Right
Number of common shares to be acquired on exercise of warrants		27,655
Warrants exercise price		$ 11.30
Underwriters Warrants
Class of Warrant or Right
Number of common shares to be acquired on exercise of warrants	14,956
Percentage of initial exercise price representing the public offering price	130.00%
Warrants exercise price	$ 32.50